UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 028-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Financial Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        122
                                         --------------
Form 13F Information Table Value Total:  $ 313,239
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      257     5500 SH       SOLE                     5400               100
Agree Realty Corp              COM              008492100     1403    44285 SH       SOLE                    34170              1170
Allstate Corp Com              COM              020002101     8457   163517 SH       SOLE                   114787             45955
American Capital Strategic     COM              024937104     1678    50320 SH       SOLE                    42620              1090
American Elec Power Co         COM              025537101      798    23250 SH       SOLE                    21700               650
American Greetings Corp        COM              026375105     9688   382150 SH       SOLE                   288400             84550
American Pac Corp              COM              028740108      268    31500 SH       SOLE                    28800
Anadarko Pete Corp             COM              032511107     7618   117550 SH       SOLE                    84025             31650
Apache Corp Com                COM              037411105    12171   240680 SH       SOLE                   158770             77810
Archer Daniels Midland Co      COM              039483102     7943   356050 SH       SOLE                   241750            107000
B P Blc                        COM              055622104      274     4688 SH       SOLE                     4688
Bank of America Corp           COM              060505104      472    10052 SH       SOLE                     9952               100
Bank of New York Inc           COM              064057102      368    11000 SH       SOLE                    11000
Belo Corp Com Ser A            COM              080555105     5215   198751 SH       SOLE                   135350             58451
Berry Pete Co Cl A             COM              085789105     1383    29000 SH       SOLE                    28400
Black & Decker Corp            COM              091797100     4138    46850 SH       SOLE                    43450              2150
Boston Scientic Corp           COM              101137107     5731   161200 SH       SOLE                   110300             48100
Bowater Inc                    COM              102183100     2590    58900 SH       SOLE                    56500               700
Brinks Co                      COM              109696104     5912   149594 SH       SOLE                   107520             38099
Buckeye Technologies Inc       COM              118255108     3372   259150 SH       SOLE                   253350
Burlington Res Inc Com         COM              122014103      896    20600 SH       SOLE                    19600
CPI Corp                       COM              125902106     1400   102987 SH       SOLE                    82435             18252
Calloway Golf Co               COM              131193104     1689   125100 SH       SOLE                   121100
Capital Automotive REIT        COM              139733109      972    27365 SH       SOLE                    20355              1260
Century Aluminum Company       COM              156431108     1725    65700 SH       SOLE                    63400
Cimarex Energy Co              COM              171798101     1328    35050 SH       SOLE                    33550
Citigroup, Inc                 COM              172967101     1108    23000 SH       SOLE                    20950              2050
Comerica Inc                   COM              200340107     1779    29150 SH       SOLE                    28050               500
Commercial Capital Bancorp     COM              20162L105     1514    65314 SH       SOLE                    64314
Conocophillips                 COM              20825C104    11530   132794 SH       SOLE                    87570             42734
Corus Bankshares               COM              220873103      288     6000 SH       SOLE                     6000
Countrywide Financial Corp     COM              222372104      354     9578 SH       SOLE                     9398
Del Monte Foods                COM              24522P103      785    71250 SH       SOLE                    69350
Devon Energy                   COM              25179M103    11931   306550 SH       SOLE                   200175            101000
Dominion Resources             COM              25746U109     6422    94800 SH       SOLE                    67600             25300
Dow Chemical                   COM              260543103     4827    97500 SH       SOLE                    63425             32200
Eagle Hospitality Pptys Trust  COM              26959T102     2677   259900 SH       SOLE                   238600              1400
Eaton Corp                     COM              278058102      481     6650 SH       SOLE                     6350
Encore Acquisition Co          COM              29255W100     3288    94175 SH       SOLE                    81275              9850
Ennis Business Forms           COM              293389102      826    42900 SH       SOLE                    41800
Fifth Third Bancorp            COM              316773100      875    18500 SH       SOLE                    18500
Finish Line Inc.               COM              317923100      926    50600 SH       SOLE                    49400
First Horizon National Corp    COM              320517105      259     6000 SH       SOLE                     6000
First Industrial Realty Tr     COM              32054K103      619    15200 SH       SOLE                    15200
First Merchants                COM              320817109      446    15750 SH       SOLE                    15750
First National Bankshares of F COM              321100109      406    17000 SH       SOLE                    17000
First Source Corp              COM              336901103     1518    59487 SH       SOLE                    59487
First State Bancorp            COM              336453105      558    15186 SH       SOLE                    15186
Fluor Corp                     COM              343412102    10196   187050 SH       SOLE                   114650             68900
Fortune Brands                 COM              349631101     3786    49055 SH       SOLE                    31805             16350
Freddie Mac                    COM              313400301      862    11700 SH       SOLE                    10700              1000
Government Properties Trust    COM              38374W107     1079   109455 SH       SOLE                    98720              1150
Greater Bay Bancorp            COM              391648102      251     9000 SH       SOLE                     9000
Greenbrier Cos Inc             COM              393657101     2758    81475 SH       SOLE                    79475
Grief Brothers Cl B            COM              397624206      336     6100 SH       SOLE                     6100
Hanmi Financial Corp           COM              410495105     1581    43979 SH       SOLE                    43979
Helmerich & Payne Inc          COM              423452101     1634    48000 SH       SOLE                    46400
ITLA Capital Corp              COM              450565106     2085    35462 SH       SOLE                    34462
Johnson & Johnson              COM              478160104     4492    70837 SH       SOLE                    45655             23762
Kaydon Corp                    COM              486587108      714    21625 SH       SOLE                    20925
Kimberly Clark                 COM              494368103      985    14961 SH       SOLE                    13976
Lexington Corp Prop Tr SBI     COM              529043101      595    26350 SH       SOLE                    16530              1215
Lincoln Electric Holdings      COM              533900106      926    26800 SH       SOLE                    26150
Lodgenet Entnment Corp         COM              540211109      897    50700 SH       SOLE                    48700
Lufkin Inds Inc                COM              549764108     1141    28800 SH       SOLE                    27600
MAF Bancorp Inc                COM              55261R108     1334    29759 SH       SOLE                    29259
Manor Care Inc                 COM              564055101     1525    43050 SH       SOLE                    41050
Martin Marietta Materials, Inc COM              573284106     1470    27400 SH       SOLE                    26950
Masco Corp                     COM              574599106      498    13620 SH       SOLE                    11500               900
Maxwell Technologies Inc       COM              577767106      386    38070 SH       SOLE                    38070
Maytag Corp.                   COM              578592107     5994   284092 SH       SOLE                   202492             77400
Meadwestvaco Corp              COM              583334107     9682   285700 SH       SOLE                   188725             91700
Mellon Financial Corp          COM              58551A108      373    12000 SH       SOLE                    12000
Merchants Bancshares           COM              588448100      215     7402 SH       SOLE                     7402
Merrill Lynch                  COM              590188108      956    16000 SH       SOLE                    16000
Moneygram International        COM              60935Y109     5145   243365 SH       SOLE                   178015             59600
Montpelier Re Holdings Ltd.    COM              G62185106      308     8000 SH       SOLE                     8000
Multimedia Games Inc.          COM              625453105     1314    83400 SH       SOLE                    80900
National City Corp             COM              635405103      582    15500 SH       SOLE                    15500
Norfolk Southern Corp          COM              655844108     8356   230881 SH       SOLE                   143530             83276
PNC Financial Svcs Group       COM              693475105      546     9500 SH       SOLE                     9500
PXRE Group                     COM              G73018106     1284    50950 SH       SOLE                    49950
Pacificare Health Sys Inc      COM              695112102    18807   332750 SH       SOLE                   231800             93500
Parker Hannifin Corp           COM              701094104      504     6650 SH       SOLE                     6350
Pfizer Inc                     COM              717081103      504    18749 SH       SOLE                    12865              4589
Phelps Dodge                   COM              717265102    13030   131725 SH       SOLE                    88740             40500
Procentury Corp                COM              74268T108      298    24000 SH       SOLE                    24000
RAIT Investment Trust          COM              749227104     1121    40065 SH       SOLE                    32965               650
Southwestern Energy Co         COM              845467109     7728   152450 SH       SOLE                   101400             49550
Sovereign Bancorp              COM              845905108      530    23510 SH       SOLE                    23510
Steiner Leisure Limited        COM              P8744Y102      623    20850 SH       SOLE                    19850
Tidewater Inc Com              COM              886423102     1602    45000 SH       SOLE                    43600
Trinity Inds Inc               COM              896522109    11358   333275 SH       SOLE                   245900             79800
Trizetto Group Inc             COM              896882107     2003   210856 SH       SOLE                   204156
US Bancorp                     COM              902973304     5915   188857 SH       SOLE                   139305             47217
United Auto Group Inc          COM              909440109     1191    40250 SH       SOLE                    38650
Vulcan Materials Company       COM              929160109      467     8550 SH       SOLE                     8150               200
WPS Resources                  COM              92931b106     1234    24700 SH       SOLE                    24000
Wachovia Corp.                 COM              929903102      706    13414 SH       SOLE                    11680              1734
Washington Group Int'l         COM              938862208      914    22162 SH       SOLE                    21262
Washington Mutual              COM              939322103      217     5135 SH       SOLE                                       5135
Wells Fargo Co                 COM              949746101     5818    93615 SH       SOLE                    70355             22100
Westpac Banking ADR            COM              961214301     1558    20500 SH       SOLE                    20000
Weyerhaeuser Co                COM              962166104     6882   102384 SH       SOLE                    73080             27454
Nat'l Rural Utilities Coop 7.6 PFD              637432501      395    15000 SH       SOLE                    15000
Royal Bk Scotland 8% Pfd       PFD              780097861      639    25000 SH       SOLE                    17000
Petrofund Energy Trust         TR UNIT          71648W108      792    60710 SH       SOLE                    50625              1615
Provident Energy Trust         TR UNIT          74386K104      832    87730 SH       SOLE                    73350              2400
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      515    20300 SH       SOLE                    20300
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      497    34500 SH       SOLE                    34500
Western Asset Claymore US Trea COM SHS          95766Q106      631    47384 SH       SOLE                    44084              3300
Atlas Pipeline Partners Unit L LTD              049392103      699    16685 SH       SOLE                    13775
Enbridge Energy Partners LP    LTD              29250R106      605    11735 SH       SOLE                    11325
Energy Transfer Partners LP    LTD              29273R109     1743    29445 SH       SOLE                    24205
Enterprise Products LP         LTD              293792107      886    34244 SH       SOLE                    28597
Inergy L P                     LTD              456615103      321    11160 SH       SOLE                     6610
Kaneb Pipe Line Partners LP    LTD              484169107      935    15355 SH       SOLE                    13030
Municipal Mtg & Eqty LLC       LTD              62624B101     1431    52577 SH       SOLE                    46050
Northern Border Partners       LTD              664785102      820    17010 SH       SOLE                    14575
Pacific Energy Partners LP     LTD              69422R105     1180    40795 SH       SOLE                    32325
Plains All American Pipeline L LTD              726503105     1211    32100 SH       SOLE                    25370
Teppco Partners L P            LTD              872384102      650    16490 SH       SOLE                    13540